29. Operating costs and expenses (Tables)	12 Months Ended
Dec. 31, 2018
Operating Costs And Expenses Tables Abstract
Operating costs and expenses
	2018	2017	2016
Operating costs
Salaries, payroll charges and benefits	(1,959,539)	(1,841,571)	(1,718,199)
Pension obligations	(25,066)	(48,381)	131,469
Construction costs (Note 26)	(2,739,657)	(3,080,542)	(3,651,364)
General supplies	(238,034)	(163,712)	(173,224)
Treatment supplies	(265,146)	(287,592)	(279,150)
Outsourced services	(996,477)	(857,063)	(845,334)
Electricity	(956,840)	(794,352)	(932,435)
General expenses	(629,253)	(531,985)	(471,965)
Depreciation and amortization	(1,276,444)	(1,173,765)	(1,072,918)
	(9,086,456)	(8,778,963)	(9,013,120)

Selling expenses
Salaries, payroll charges and benefits	(289,378)	(305,440)	(271,690)
Pension obligations	(3,602)	(7,296)	17,941
General supplies	(6,391)	(4,451)	(3,585)
Outsourced services	(273,470)	(258,287)	(278,565)
Electricity	(1,154)	(762)	(751)
General expenses	(102,213)	(94,112)	(93,180)
Depreciation and amortization	(17,272)	(15,664)	(9,729)
	(693,480)	(686,012)	(639,559)

Bad debt expense, net of recoveries (Note 9 (c))	(166,727)	(82,681)	(90,488)

Administrative expenses
Salaries, payroll charges and benefits	(254,284)	(229,752)	(194,357)
Pension obligations	(141,758)	(171,830)	(136,358)
General supplies	(4,881)	(5,675)	(2,585)
Outsourced services	(204,728)	(183,746)	(154,926)
Electricity	(1,363)	(965)	(1,848)
General expenses	(232,288)	(302,113)	(289,862)
Depreciation and amortization	(98,825)	(112,468)	(63,979)
Tax expenses	(58,750)	(92,441)	(90,981)
	(996,877)	(1,098,990)	(934,896)

Operating costs and expenses
Salaries, payroll charges and benefits	(2,503,201)	(2,376,763)	(2,184,246)
Pension obligations	(170,426)	(227,507)	13,052
Construction costs (Note 26)	(2,739,657)	(3,080,542)	(3,651,364)
General supplies	(249,306)	(173,838)	(179,394)
Treatment supplies	(265,146)	(287,592)	(279,150)
Outsourced services	(1,474,675)	(1,299,096)	(1,278,825)
Electricity	(959,357)	(796,079)	(935,034)
General expenses	(963,754)	(928,210)	(855,007)
Depreciation and amortization	(1,392,541)	(1,301,897)	(1,146,626)
Tax expenses	(58,750)	(92,441)	(90,981)
Bad debt expense, net of recoveries (Note 9 (c))	(166,727)	(82,681)	(90,488)
	(10,943,540)	(10,646,646)	(10,678,063)